Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2018 EUR (€)
Disclosure Of Warrant Activity [Line Items]
Beginning balance	4,621,154
Granted during the period	401,125
Exercised during the period	(508,757)
Forfeited during the period	(32,717)
Expired during the period	0
Ending balance	4,480,805
Vested at the balance sheet date	2,318,357
Beginning balance	€ 17.62
Granted during the period	53.37
Exercised during the period	11.16
Forfeited during the period	26.23
Expired during the period	0
Ending balance	21.49
Vested at the balance sheet date	€ 14.57